121 State Street Albany, New York 12207 ------ Administration Office: PO Box 750497 Topeka, KS 66675-0497

September 10, 2021

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Variable Annuity Account B
1940 Act Registration Number: 811‑21613
1933 Act Registration Numbers: 333‑118136 and 333‑120600
CIK: 0001299953
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), Variable Annuity Account B, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AB Variable Products Series Fund, Inc.	0000825316	August 20, 2021
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	August 20, 2021
ALPS Variable Investment Trust	0001382990	August 25, 2021
American Century Variable Portfolios, Inc.	0000814680	August 24, 2021
American Funds Insurance Series	0000729528	August 31, 2021
BlackRock Variable Series Funds, Inc.	0000355916	August 26, 2021
BlackRock Variable Series Funds II, Inc.	0001738072	August 26, 2021
BNY Mellon Investment Portfolios	0001056707	August 9, 2021
BNY Mellon Variable Investment Fund	0000813383	August 9, 2021
Franklin Templeton Variable Insurance Products Trust	0000837274	August 25, 2021
Guggenheim Variable Funds Trust	0000217087	September 8, 2021
Ivy Variable Insurance Portfolios	0000810016	September 3, 2021
Janus Aspen Series	0000906185	August 30, 2021

Securities and Exchange Commission
September 10, 2021
Page two

Underlying Management Investment Company	CIK Number	Date(s) Filed
JPMorgan Insurance Trust	0000909221	August 20, 2021
Legg Mason Partners Variable Equity Trust	0001176343	August 17, 2021 August 18, 2021
Legg Mason Partners Variable Income Trust	0000874835	August 20, 2021
Lord Abbett Series Fund, Inc.	0000855396	August 23, 2021
MFS® Variable Insurance Trust	0000918571	August 19, 2021
MFS® Variable Insurance Trust II	0000719269	August 23, 2021
Morgan Stanley Variable Insurance Fund, Inc.	0001011378	August 27, 2021
Neuberger Berman Advisers Management Trust	0000736913	August 20, 2021
PIMCO Variable Insurance Trust	0001047304	September 2, 2021
Putnam Variable Trust	0000822671	August 26, 2021
Royce Capital Fund	0001006387	August 24, 2021
Rydex Variable Trust	0001064046	September 8, 2021
T. Rowe Price Equity Series, Inc.	0000918294	August 19, 2021
Variable Insurance Products Fund	0000356494	August 19, 2021
Variable Insurance Products Fund III	0000927384	August 19, 2021

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
   and Assistant Secretary
First Security Benefit Life Insurance
   and Annuity Company of New York